The Company, Business Activities and Basis of Presentation - Additional Information (Detail)		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2016	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	Sep. 27, 2016 shares	Dec. 31, 2015 shares
The Company, Business Activities and Basis of Presentation [Line Items]
Stockholders equity reverse stock split ratio	0.33
Common stock, shares authorized		150,000,000	150,000,000	150,000,000		40,000,000
Description of reverse stock split			On September 27, 2016, the Company's stockholders approved, and the Company filed, an amendment to the Company's amended and restated certificate of incorporation to effect a one-for-three reverse stock split of the Company's outstanding common stock, and to increase the authorized number of shares of the Company's common stock from 40,000,000 to 150,000,000 shares. The one-for-three reverse stock split was effected September 29, 2016.	On September 27, 2016, the Company's stockholders approved, and the Company filed, an amendment to the Company's amended and restated certificate of incorporation to effect a one-for-three reverse stock split of the Company's outstanding common stock, and to increase the authorized number of shares of the Company's common stock from 40,000,000 to 150,000,000 shares. The one-for-three reverse stock split was effected on September 29, 2016.
Nonrecurring net revenue recognized on accrual basis associated with cases delivered | $			$ 839,431
Increase (decrease) in net income (loss) per common share on nonrecurring net revenue | $ / shares			$ (0.03)
Net revenue recorded in excess of commercial cash collections | $		$ 125,007	$ 1,041,890
Increase decrease in net income (loss) per common share | $ / shares		$ (0.00)	$ (0.04)
Minimum [Member]
The Company, Business Activities and Basis of Presentation [Line Items]
Common stock, shares authorized					40,000,000
Maximum [Member]
The Company, Business Activities and Basis of Presentation [Line Items]
Common stock, shares authorized					150,000,000